---------------------------------

DRIEHAUS MUTUAL FUNDS

TRUSTEES & OFFICERS
Richard H. Driehaus
Chairman of the Board & President

Arthur B. Mellin
Trustee

Robert F. Moyer
Senior Vice President & Trustee                    DRIEHAUS MUTUAL FUNDS

A.R. Umans
Trustee

Daniel Zemanek                                     DRIEHAUS ASIA PACIFIC
Trustee                                                 GROWTH FUND

William R. Andersen
Vice President                                   DRIEHAUS EMERGING MARKETS
                                                        GROWTH FUND
Diane L. Wallace
Vice President & Treasurer
                                                       DISTRIBUTED BY:
Mary H. Weiss                                      DRIEHAUS MUTUAL FUNDS
Vice President & Secretary

Robert H. Buchen                                   SEMI-ANNUAL REPORT TO
Vice President                                          SHAREHOLDERS
                                                       MARCH 31, 1998
Martin H. Brown
Vice President

INVESTMENT ADVISOR                           This report has been prepared for
Driehaus Capital Management, Inc.            the shareholders of the Fund and
25 East Erie Street                          is not an offering to sell or buy
Chicago, IL 60611                            any Fund securities. Such offering
                                             is only made by the Fund's
DISTRIBUTOR                                  prospectus.
Driehaus Mutual Funds
25 East Erie Street
Chicago, IL 60611

ADMINISTRATOR & TRANSFER AGENT
PFPC, Inc.
400 Bellevue Parkway
Suite 108
Wilmington, DE 19809

CUSTODIAN
Morgan Stanley Trust Company
One Pierrepont Plaza
Brooklyn, NY 11201

---------------------------------

===============================================================================
                      DRIEHAUS ASIA PACIFIC GROWTH FUND
                           SCHEDULE OF INVESTMENTS
                               MARCH 31, 1998
                                 (UNAUDITED)
===============================================================================

                                                          Number     Market
                                                            of       Value
                                                          Shares    (Note A)
-------------------------------------------------------------------------------
EQUITY SECURITIES --- 96.3%
-------------------------------------------------------------------------------
FAR EAST --- 96.3%

 AUSTRALIA --- 28.2%
      Aristocrat Leisure, Ltd. ........................    18,000   $ 45,002
      Australia Provincial Newspapers Holdings, Ltd....    25,200     46,124
      Australian Gas Light Co., Ltd. ..................     3,600     29,245
      Brambles Industries, Ltd. .......................     2,800     58,398
      Brazin, Ltd.** ..................................    47,800     82,418
      Computershare, Ltd. .............................    22,200     66,250
      CSL, Ltd. .......................................    11,900     88,228
      Harris Scarfe Holdings, Ltd. ....................    11,495     27,062
      Harvey Norman Holdings, Ltd. ....................    17,100     86,184
      Intellect Holdings, Ltd.** ......................    23,000     22,269
      Lend Lease Corporation, Ltd. ....................     2,500     58,358
      McGuigan (Brian) Holdings, Ltd. .................    22,800     30,240
      National Food, Ltd. .............................    39,300     70,629
      National Mutual Holdings, Ltd. ..................    27,300     59,563
      OzEmail, Ltd. - ADR .............................     2,100     34,913
      Spotless Group, Ltd. ............................    39,300     85,223
                                                                    --------
                                                                     890,106
                                                                    --------
 HONG KONG --- 17.2%
      Beijing North Star Co., Ltd. ....................   100,000     26,781
      China Foods Holdings, Ltd. ......................    74,000     28,414
      China Merchants Holdings International Co.,Ltd...    26,000     24,161
      China Telecom, Ltd. - ADR**......................       710     29,154
      Esprit Holdings, Ltd. ...........................    82,000     29,898
      Guangdong Kelon Electrical Holdings Co., Ltd. - H    39,000     45,302
      IDT International, Ltd. .........................   451,000     40,164
      Jiangsu Expressway Co., Ltd. ....................   182,000     51,677
      Li & Fung, Ltd. .................................    18,000     28,575
      Shenzhen Expressway Co., Ltd. - H ...............   100,000     28,072
      Smartone Telecommunications .....................    22,500     63,742
      Tianjin Development Holdings, Ltd.** ............    20,000     25,813
      Union Bank of Hong Kong, Ltd. ...................    47,000     62,480
      Varitronix International, Ltd. ..................    14,000     28,097
      VTech Holdings, Ltd. ............................     8,000     29,788
                                                                    --------
                                                                     542,118
                                                                    --------

    Notes to Financial Statements are an integral part of this Schedule.

===============================================================================
                      DRIEHAUS ASIA PACIFIC GROWTH FUND
                           SCHEDULE OF INVESTMENTS
                               MARCH 31, 1998
                                 (UNAUDITED)
===============================================================================

                                                          Number      Market
                                                            of        Value
                                                          Shares     (Note A)
-------------------------------------------------------------------------------
FAR EAST (CONTINUED)

   SINGAPORE --- 10.8%
           Datapulse Technology, Ltd. .................  204,000    $ 61,265
           Electronic Resources, Ltd. .................   26,000      28,496
           Flextech Holdings, Ltd. ....................   53,000      45,946
           JIT Holdings, Ltd.** .......................   77,500      61,426
           Singapore Technologies Engineering, Ltd.** .   69,000      61,098
           Super Coffeemix Manufacturing, Ltd. ........  116,000      28,013
           Wing Tai Holdings, Ltd. ....................   54,000      52,831
                                                                    --------
                                                                     339,075
                                                                    --------
   PHILIPPINES --- 9.9%
           Bankard, Inc.** ............................  428,000      27,104
           DMCI Holdings, Inc.** ......................  600,000      47,495
           Filinvest Land, Inc.** .....................  300,000      32,851
           Ionics Circuit, Inc. .......................   57,300      29,860
           Pilipino Telephone Corp.** .................  264,800      44,717
           Philippine Long Distance Telephone Co. - ADR    1,140      31,777
           SPI Technologies, Inc. .....................  151,900      97,195
                                                                    --------
                                                                     310,999
                                                                    --------
   JAPAN --- 8.2%
           Brother Industries, Ltd. ...................   14,000      45,879
           Daiseki Co., Ltd. ..........................      880       8,315
           Don Quijote Co., Ltd. ......................    1,300      46,306
           Fuji Soft ABC, Inc. ........................      600      19,617
           Itoen, Ltd. ................................    2,200      64,176
           Ryohin Keikaku Co., Ltd. ...................      100       7,724
           Yahoo Japan Corp.** ........................        2      67,491
                                                                    --------
                                                                     259,508
                                                                    --------
   SOUTH KOREA --- 7.0%
           L.G. Electronics ...........................    2,100      28,961
           Medison Co., Ltd. ..........................    6,100      52,413
           Nong Shim Co., Ltd. ........................      900      36,391
           Samsung Fire and Marine Insurance ..........      200      66,428
           SK Telecom Co., Ltd. - ADR .................    4,510      35,798
                                                                    --------
                                                                     219,991
                                                                    --------

    Notes to Financial Statements are an integral part of this Schedule.

===============================================================================
                      DRIEHAUS ASIA PACIFIC GROWTH FUND
                           SCHEDULE OF INVESTMENTS
                               MARCH 31, 1998
                                 (UNAUDITED)
===============================================================================

                                                         Number       Market
                                                           of          Value
                                                         Shares      (Note A)
-------------------------------------------------------------------------------
FAR EAST (CONTINUED)

  MALAYSIA --- 6.9%
          IOI Corp. Berhad ............................   35,000    $   26,924
          Magnum Corp. Berhad .........................   56,000        48,001
          Malaysian Assurance Alliance Berhad .........   28,000        58,078
          Road Builder (M) Holdings Berhad ............   25,000        26,512
          Technology Resources Industries Berhad ......   51,000        58,287
                                                                    ----------
                                                                       217,802
                                                                    ----------
  INDONESIA --- 3.7%
          PT Hanjaya Mandala Sampoerna ................   23,500        21,327
          PT Indofood Sukses Makmur ...................   77,000        33,827
          PT Jaya Real Property .......................  258,000        22,371
          PT Komatsu Indonesia ........................   75,000        10,188
          PT Telekomunikasi Indonesia - ADR ...........    3,100        30,419
                                                                    ----------
                                                                       118,132
                                                                    ----------
  THAILAND --- 3.5%
          KCE Electronics Public Co., Ltd. (Foreign)...    4,900        31,211
          Malee Sampran Public Co., Ltd. (Foreign)**...   29,900        20,759
          Total Access Communications (Local) .........   50,000        59,000
                                                                    ----------
                                                                       110,970
                                                                    ----------
  TAIWAN --- 0.9%
          Taiwan Semiconductor Manufacturing Co.,Ltd.**    1,120        28,980
                                                                    ----------
          Total Far East ..............................             $3,037,681
                                                                    ----------
          Total Equity Securities (COST $3,024,847)....             $3,037,681
                                                                    ----------
-------------------------------------------------------------------------------
          TOTAL INVESTMENTS (COST $3,024,847)..........     96.3%    3,037,681

          Other Assets in  Excess of Liabilities ......      3.7%      116,172
                                                         -------    ----------
          Net Assets ..................................    100.0%   $3,153,853
===============================================================================

The federal income tax basis and unrealized apprecation (depreciation) for all securities is as follows:

    Basis                                $ 3,024,847
                                         ===========
    Gross Appreciation                   $    98,722
    Gross Depreciation                       (85,888)
                                         -----------
            Net Appreciation             $    12,834
                                         ===========

** Non-income producing security.

    Notes to Financial Statements are an integral part of this Schedule.
                                                                          3

===============================================================================
                      DRIEHAUS ASIA PACIFIC GROWTH FUND
                     SCHEDULE OF INVESTMENTS BY INDUSTRY
                               MARCH 31, 1998
                                 (UNAUDITED)
===============================================================================

                           PERCENT OF                               PERCENT OF
INDUSTRY                   NET ASSETS     INDUSTRY                  NET ASSETS
--------                   ----------     --------                  ----------
Appliances ................    1.5%       Insurance ..............     4.0%

Banking ...................    2.8%       International Trading ..     0.9%

Beverages & Tobacco .......    3.0%       Leisure & Tourism ......     2.9%

Broadcast & Publishing ....    1.5%       Machinery & Engineering      2.3%

Business & Publishing                     Merchandising ..........     4.6%
  Services ................    5.4%
                                          Miscellaneous Materials      0.9%
Chemicals..................    0.8%
                                          Real Estate ............     8.0%
Communications ............    1.1%
                                          Retailing - Foods ......     0.7%
Computer Manufacturing ....    4.0%
                                          Retailing - Goods ......     4.1%
Consumer Non-Durables .....    0.8%
                                          Telecommunications .....    12.3%
Construction ..............    2.3%
                                          Telephone Utilities ....     1.0%
Electrical & Electronics ..    4.2%
                                          Tobacco ................     2.6%
Electronic Components .....    6.6%
                                          Transportation Multi-
Electronic Systems/Devices.    3.9%         Industry .............     0.2%

Food & Household Products..    6.8%       Transportation R & R ...     2.5%

Food Processors ...........    0.9%       Utilities ..............     0.9%

Health Care ...............    2.8%       Other Assets Less
                                            Liabilities...........     3.7%
                                                                     -----
                                          TOTAL ..................   100.0%
                                                                     =====

     Notes to Financial Statements are an integral part of this Schedule.

===============================================================================
                      DRIEHAUS ASIA PACIFIC GROWTH FUND
                     STATEMENT OF ASSETS AND LIABILITIES
                         MARCH 31, 1998 (UNAUDITED)
===============================================================================

ASSETS:
 Investments, at market value (Cost $3,024,847)......................$3,037,681
 Cash ...............................................................   414,104
 Receivables:
   Dividends ........................................................     6,178
   Interest .........................................................     3,356
   Investment securities sold .......................................   125,894
   Due from advisor .................................................    21,542
 Prepaid expenses ...................................................     2,220
 Deferred organizational costs ......................................    27,825
                                                                     ----------

-------------------------------------------------------------------------------
      TOTAL ASSETS .................................................. 3,638,800
                                                                     ----------
-------------------------------------------------------------------------------

LIABILITIES:
 Payables:
   Investment securities purchased ..................................   416,180
   Unsettled foreign currency foward contracts from portfolio hedges.    12,327
   Accrued expenses .................................................    23,936
   Payable to affiliates ............................................    32,504
                                                                     ----------

-------------------------------------------------------------------------------
      TOTAL LIABILITIES .............................................   484,947
                                                                     ----------
-------------------------------------------------------------------------------

NET ASSETS ..........................................................$3,153,853
                                                                     ==========

SHARES OUTSTANDING ..................................................   316,918
                                                                     ==========

NET ASSET VALUE PER SHARE ...........................................$     9.95
                                                                     ==========
===============================================================================
NET ASSETS CONSISTED OF THE FOLLOWING AT MARCH 31, 1998:
 Paid-in capital ....................................................$3,195,436
 Undistributed net investment income.................................     1,817
 Undistributed net realized loss ....................................   (42,650)
 Undistributed net realized foreign exchange loss ...................    (5,637)
 Undistributed net realized foreign exchange loss on portfolio hedges   (12,327)
 Unrealized foreign exchange gain ...................................     4,380
 Unrealized appreciation of investments .............................    12,834
                                                                     ----------
       NET ASSETS ...................................................$3,153,853
                                                                     ==========
===============================================================================

    Notes to Financial Statements are an integral part of this Statement.

===============================================================================
                      DRIEHAUS ASIA PACIFIC GROWTH FUND
                           STATEMENT OF OPERATIONS
    FOR THE PERIOD DECEMBER 31, 1997 (COMMENCEMENT OF OPERATIONS) THROUGH
                               MARCH 31, 1998
                                 (UNAUDITED)
===============================================================================

INVESTMENT INCOME (LOSS):
  Income:
    Dividends (net of non-reclaimable foreign taxes of $83).......... $   7,490
    Interest ........................................................     5,837
                                                                      ---------
-------------------------------------------------------------------------------
      Total income ..................................................    13,327
                                                                      ---------
-------------------------------------------------------------------------------
  Expenses:
    Investment advisory fee .........................................     5,852
    Administration fee...............................................    28,500
    Professional fees ...............................................     6,587
    Federal and state registration fees .............................     1,042
    Custodian fee ...................................................    13,074
    Transfer agent fees .............................................     9,013
    Trustees' fees ..................................................     1,200
    Amortization of organization costs ..............................     1,465
    Miscellaneous ...................................................     1,830

-------------------------------------------------------------------------------
    Total expenses before fees waived and reimbursements.............    68,563
                                                                      ---------
    Administration fee waived .......................................   (27,711)
    Transfer agent fees waived ......................................    (7,800)
    Expense reimbursement from adviser...............................   (21,542)
                                                                      ---------
      Total expenses net of fees waived and reimbursements...........    11,510
                                                                      ---------
-------------------------------------------------------------------------------
        Net investment income........................................     1,817
                                                                      ---------
-------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

    Net realized loss from security transactions ....................   (42,650)
    Net realized foreign exchange loss ..............................    (5,637)
    Net realized foreign exchange loss on portfolio hedges ..........   (12,327)
    Net change in unrealized foreign exchange gain ..................     4,380
    Net change in unrealized appreciation of investments ............    12,834
                                                                      ---------
-------------------------------------------------------------------------------
        Net realized and unrealized loss on investments .............   (43,400)
                                                                      ---------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ................  ($41,583)
                                                                      =========
===============================================================================

    Notes to Financial Statements are an integral part of this Statement.

===============================================================================
                      DRIEHAUS ASIA PACIFIC GROWTH FUND
                     STATEMENT OF CHANGES IN NET ASSETS
    FOR THE PERIOD DECEMBER 31, 1997 (COMMENCEMENT OF OPERATIONS) THROUGH
                               MARCH 31, 1998
                                 (UNAUDITED)
===============================================================================

INCREASE IN NET ASSETS:
  Operations:
    Net investment income .....................................      $    1,817
    Net realized and unrealized loss on investments ...........         (43,400)
                                                                     ----------
           Net decrease in net assets resulting from operations         (41,583)
                                                                     ----------
-------------------------------------------------------------------------------

  Capital share transactions:
    Net increase in net assets derived
      from capital share transactions* ........................       3,195,436
                                                                     ----------
      Total increase in net assets ............................       3,153,853
                                                                     ----------
-------------------------------------------------------------------------------
NET ASSETS:
-------------------------------------------------------------------------------
  Beginning of period .........................................               0
                                                                     ----------
  End of period ...............................................      $3,153,853
                                                                     ==========
===============================================================================

*Capital share transactions are as follows:
                                                           SHARES       VALUE
                                                           ------       -----
For the period ended March 31, 1998
Shares purchased ........................................  316,918   $3,195,436
Shares reinvested .......................................       --           --
Shares redeemed .........................................       --           --
                                                           -------   ----------
     Net increase from capital share transactions .......  316,918   $3,195,436
                                                           =======   ==========
===============================================================================


    Notes to Financial Statements are an integral part of this Statement.

===============================================================================
                      DRIEHAUS ASIA PACIFIC GROWTH FUND
                            FINANCIAL HIGHLIGHTS
    FOR THE PERIOD DECEMBER 31, 1997 (COMMENCEMENT OF OPERATIONS) THROUGH
                               MARCH 31, 1998
                                 (UNAUDITED)
===============================================================================

The Table below sets forth financial data for a share of capital stock outstanding throughout the period presented.

Net asset value, beginning of period .......................  $  10.00
                                                              --------
    INCOME FROM INVESTMENT OPERATIONS:
    Net investment income ..................................  $   0.01
    Net loss on securities (both realized and unrealized) ..     (0.06)
                                                              --------
       Total from investment operations ....................     (0.05)
                                                              --------
    LESS DISTRIBUTIONS:
    Dividends from net investment income ...................      0.00
    Distributions from capital gains .......................      0.00
                                                              --------
      Total distributions ..................................      0.00
                                                              --------
Net asset value, end of period .............................  $   9.95
                                                              ========
Total Return ...............................................     (0.50)% **
RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (in 000's) ...................  $  3,154
    Ratio of expenses to average net assets ................      2.95 % * +
    Ratio of net investment income to average net assets ...      0.47 % *
    Portfolio turnover .....................................     83.49 % **
    Annualized portfolio turnover ..........................    338.61 % *

===============================================================================

     * Annualized
    ** Not Annualized
     + Such ratios are after administrative agent and transfer agent waivers and Adviser expense reimbursements. PFPC Inc., the administrative agent and transfer agent, waived a portion of its fees. The Adviser agreed to reduce its fee and absorb other operating expenses to the extent necessary to ensure that the total fund operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses) will not exceed 2.95% of the net assets of the Driehaus Asia Pacific Growth Fund for the first twelve months of its operations.

Average commission rate paid per share on stock transactions for the period ended March 31, 1998 was $0.005. Foreign commissions usually are lower than U.S. commissions when expressed as cents per share due to the lower per share price of many non-U.S securities.

    Notes to Financial Statements are an integral part of this Schedule.

===============================================================================
                    DRIEHAUS EMERGING MARKETS GROWTH FUND
                           SCHEDULE OF INVESTMENTS
                               MARCH 31, 1998
                                 (UNAUDITED)
===============================================================================

                                                        Number          Market
                                                          of             Value
                                                        Shares         (Note A)
-------------------------------------------------------------------------------
EQUITY SECURITIES --- 95.3%
-------------------------------------------------------------------------------
EUROPE --- 27.1%
     GREECE --- 5.9%
          Athens Medical Care S.A. ...................   3,700       $   61,036
          Chipita International S.A. .................   2,500           49,332
          Delta Informatics S.A. .....................   2,620           63,458
          Royal Olympic Cruise Lines, Inc.** .........   3,000           50,250
                                                                     ----------
                                                                        224,076
                                                                     ----------
     PORTUGAL --- 5.0%
          Brisa-Auto Estradas de Portugal S.A. .......   1,140           52,398
          Semapa Sociedade de Investimento e Gestao...   1,750           53,584
          Telecel-Comunicacoes Pessoais S.A.** .......     560           86,932
                                                                     ----------
                                                                        192,914
                                                                     ----------
     POLAND --- 4.2%
          Bank Handlowy W Warszawie - GDR** ..........   3,200           53,024
          Izolacja S.A.** ............................     650           46,214
          Prokom Software - GDR** ....................   3,400           62,900
                                                                     ----------
                                                                        162,138
                                                                     ----------
     HUNGARY --- 4.1%
          Gedeon Richter RT - GDR ....................     410           43,143
          Matav RT - ADR ** ..........................   1,825           56,803
          Mol Magyar Olaj-Es Gazipari RT - GDR .......   1,800           55,125
                                                                     ----------
                                                                        155,071
                                                                     ----------
     TURKEY --- 4.0%
          Efes Sinai Yatirim Holding A.S. - GDR**.....   3,200           58,016
          Ege Biracilik Ve Malt Sanayii A.S. ......... 390,000           56,162
          Yapi Ve Kredi Bankasi A.S. - GDR** .........   1,100           38,500
                                                                     ----------
                                                                        152,678
                                                                     ----------
     RUSSIA --- 3.9%
          Lukoil Holding - ADR .......................     275           19,331
          Mosenergo - ADR ............................   1,000           36,770
          Sun Brewing, Ltd. - GDR** ..................   3,000           46,558
          Unified Energy Systems - GDR **.............   1,400           44,800
                                                                     ----------
                                                                        147,459
                                                                     ----------
          Total Europe ...............................                1,034,336
                                                                     ----------

    Notes to Financial Statements are an integral part of this Schedule.
                                                                              9

===============================================================================
                    DRIEHAUS EMERGING MARKETS GROWTH FUND
                           SCHEDULE OF INVESTMENTS
                                MARCH 31, 1998
                                 (UNAUDITED)
===============================================================================

                                                           Number       Market
                                                             of         Value
                                                           Shares      (Note A)
-------------------------------------------------------------------------------
FAR EAST --- 24.7%
     HONG KONG --- 6.8%
          Brilliance China Automotive Holdings, Ltd. ....    5,000    $  53,125
          Esprit Holdings, Ltd. .........................  128,000       46,670
          HSBC Holdings, PLC ............................    1,600       48,941
          IDT International, Ltd. .......................  600,000       53,433
          Smartone Telecommunications ...................   20,000       56,659
                                                                      ---------
                                                                        258,828
                                                                      ---------
     PHILIPPINES --- 5.8%
          Belle Corp.** .................................  750,000       43,537
          Digital Telecommunications Philippines, Inc.**.  700,000       36,202
          Ionics Circuit, Inc. ..........................   80,000       41,690
          Solid Group, Inc. .............................  900,000       48,920
          SPI Technologies, Inc. ........................   80,000       51,189
                                                                      ---------
                                                                        221,538
                                                                      ---------
     MALAYSIA --- 3.3%
          Magnum Corp., Berhad ..........................   50,000       42,858
          Malaysian Assurance Alliance Berhad ...........   21,000       43,559
          Technology Resources Industries Berhad ........   35,000       40,001
                                                                      ---------
                                                                        126,418
                                                                      ---------
     SINGAPORE --- 2.5%
          Datapulse Technology, Ltd. ....................  170,000       51,054
          Wing Tai Holdings, Ltd. .......................   46,000       45,005
                                                                      ---------
                                                                         96,059
                                                                      ---------
     SOUTH KOREA --- 2.4%
          Medison Co., Ltd. .............................    5,400       46,398
          SK Telecom Co., Ltd. - ADR ....................    5,886       46,720
                                                                      ---------
                                                                         93,118
                                                                      ---------
     THAILAND --- 1.5%
          Cogeneration Public Co., Ltd. (Foreign)........   34,000       25,555
          Thai Storage Battery Public Co., Ltd. (Local)..   26,000       33,453
                                                                      ---------
                                                                         59,008
                                                                      ---------

     Notes to Financial Statements are an integral part of this Schedule.

--------------------------------------------------------------------------------
                    DRIEHAUS EMERGING MARKETS GROWTH FUND
                           Schedule of Investments
                                March 31, 1998
                                 (Unaudited)
--------------------------------------------------------------------------------

                                                           Number      Market
                                                             of        Value
                                                           Shares     (Note A)

--------------------------------------------------------------------------------
FAR EAST (Continued)
    INDIA --- 1.4%
        ITC, Ltd. - GDR ** ..............................     2,100   $51,765
                                                                     --------
    INDONESIA --- 1.0%
        PT Fiskaragung Perkasa ..........................   500,000    39,018
                                                                     --------

        Total Far East ..................................             945,752
                                                                     --------

SOUTH AMERICA --- 17.2%

    BRAZIL --- 11.0%
        Centrais Electricas Brasileiras S.A. - ADR ......    1,000     24,801
        Companhia Energetica de Minas Gerais - ADR ......    1,630     79,275
        Companhia Energetica de Sao Paulo - ADR .........    3,000     47,088
        Companhia Paranaense de Energia-Copel - ADR .....    4,250     61,891
        Petroleo Brasileiro S.A. - ADR ..................    2,400     56,990
        Telebras -ADR ...................................      810    105,148
        Uniao de Bancos Brasileiros S.A. - GDR ..........    1,225     44,406
                                                                     --------
                                                                      419,599
                                                                     --------

    ARGENTINA --- 2.9%
        Telefonica de Argentina S.A. - ADR ..............     1,400    53,288
        YPF S.A. - ADR ..................................     1,700    57,800
                                                                     --------
                                                                      111,088
                                                                     --------

    VENEZUELA --- 1.9%
        Companhia Anonima Nacional Telefonos de Venezuela
          - ADR..........................................     1,800    75,262
                                                                     --------

    CHILE --- 1.4%
        Sociedad Quimica Y Minera De Chile - ADR ........     1,200    52,800
                                                                     --------

        Total South America .............................             658,749
                                                                     --------


Notes to Financial Statements are an integral part of this Schedule.

--------------------------------------------------------------------------------
                    DRIEHAUS EMERGING MARKETS GROWTH FUND
                           Schedule of Investments
                                March 31, 1998
                                 (Unaudited)

--------------------------------------------------------------------------------

                                                                 Number      Market
                                                                   of        Value
                                                                 Shares     (Note A)
------------------------------------------------------------------------------------
AFRICA --- 11.7%

     SOUTH AFRICA --- 11.7%
          ABSA Group, Ltd......................................   8,500      $77,175
          First South Africa Corp., Ltd.** ....................   7,000       52,937
          Klipton, Ltd. .......................................  23,300       43,004
          Liberty Life Association of Africa, Ltd. ............   2,000       67,475
          Nedcor, Ltd. ........................................   2,000       58,743
          Persetel Q Data Holdings, Ltd. ......................   9,100       74,315
          Super Group, Ltd. ...................................  28,000       71,683
                                                                            --------
                                                                             445,332
                                                                            --------
          Total Africa ........................................              445,332
                                                                            --------

MIDDLE EAST --- 8.3%

     ISRAEL --- 8.3%
          Bank Hapoalim, Ltd. .................................  25,000       68,429
          First International Bank of Israel, Ltd. ............     500       77,728
          Formula Systems, Ltd.** .............................   2,100       85,929
          Gilat Satellite Networks, Ltd.** ....................   1,600       58,400
          Tecnomatix Technologies, Ltd.** .....................     700       26,338
                                                                            --------
                                                                             316,824
                                                                            --------

          Total Middle East ...................................              316,824
                                                                            --------

NORTH AMERICA --- 6.3%

     MEXICO --- 6.3%
          Grupo Televisa S.A. - GDR** .........................   1,400       51,275
          Consorcio Hogar  S.A. de CV - B** ...................  28,000       58,841
          Corporacion Interamericana
            de Entretenimiento S.A. - B** .....................   7,000       54,404
          Grupo Continental S.A. ..............................  15,000       53,007
          Grupo Financiero Banorte de CV- B** .................  15,000       23,950
                                                                            --------
                                                                             241,477
                                                                            --------

          Total North America .................................              241,477
                                                                            --------

          Total Equity Securities (Cost $3,470,667)............           $3,642,470
                                                                          ----------

Notes to Financial Statements are an integral part of this Schedule.

===============================================================================
                    DRIEHAUS EMERGING MARKETS GROWTH FUND
                           SCHEDULE OF INVESTMENTS
                                MARCH 31, 1998
                                 (UNAUDITED)
===============================================================================

          TOTAL INVESTMENTS (COST $3,470,667)...............  95.3%  $3,642,470

          Other Assets in  Excess of Liabilities ...........   4.7%     179,004
                                                             -----   ----------
          Net Assets ....................................... 100.0%  $3,821,474
===============================================================================


The federal income tax basis and unrealized apprecation (depreciation) for all securities is as follows:

          Basis                                    $3,470,667
                                                   ==========
          Gross Appreciation                       $  236,817
          Gross Depreciation                          (65,014)
                                                   ----------
                  Net Appreciation                 $  171,803
                                                   ==========

** Non-income producing security.





     Notes to Financial Statements are an integral part of this Schedule.

--------------------------------------------------------------------------------
                    DRIEHAUS EMERGING MARKETS GROWTH FUND
                     Schedule of Investments by Industry
                                March 31, 1998
                                 (Unaudited)
--------------------------------------------------------------------------------

                              PERCENT OF                               PERCENT OF
INDUSTRY                      NET ASSETS  INDUSTRY                     NET ASSETS
--------                      ----------  --------                     ----------
Automobiles ..................     0.9%   Financial Services ..........      0.6%

Banking ......................    12.2%   Foods & Household ...........      1.3%

Beverages ....................     4.1%   Food Processors .............      1.0%

Beverages & Tobacco ..........     1.5%   Health Care .................      1.6%

Broadcast & Publishing .......     3.3%   Home Building ...............      1.5%

Building Materials ...........     1.2%   Insurance ...................      1.8%

Chemicals ....................     1.4%   Leisure & Tourism ...........      3.9%

Communications ...............     1.5%   Merchandising ...............      1.2%

Computer Manufacturing .......     1.3%   Oil .........................      5.0%

Computer Software & EDP Services   6.5%   Real Estate .................      2.3%

Consumer Durables Multi-Industry   1.4%   Telecommunications ..........      8.5%

Construction .................     1.4%   Telephone Utilities .........      4.1%

Drugs ........................     1.1%   Tobacco .....................      2.7%

Electrical & Electronics .....     2.4%   Transportation Multi-Industry      1.4%

Electrical Utilities..........     7.0%   Trucking ....................      1.9%

Electronic Components ........     1.7%   Truck Manufacturing .........      1.4%

Electronic Systems/Devices ...     4.4%   Other Assets Less Liabilities      4.7%

Energy Sources ...............     1.8%   TOTAL .......................    100.0%


--------------------------------------------------------------------------------
                    DRIEHAUS EMERGING MARKETS GROWTH FUND
                     Statement of Assets and Liabilities
                          March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investments, at market value (Cost $3,470,667).............     $3,642,470
  Cash ......................................................        425,801
  Receivables:
    Dividends ...............................................          4,503
    Interest ................................................          2,255
    Investment securities sold ..............................         63,082
    Due from advisor ........................................         18,461
  Prepaid expenses ..........................................          2,864
  Deferred organizational costs .............................         27,867


--------------------------------------------------------------------------------
      TOTAL ASSETS ..........................................      4,187,303
                                                              --------------
--------------------------------------------------------------------------------


LIABILITIES:
  Investment securities purchased ...........................        311,453
  Accrued expenses ..........................................         21,363
  Payable to affiliates .....................................         33,013
                                                              --------------
--------------------------------------------------------------------------------
      TOTAL LIABILITIES .....................................        365,829
                                                              --------------
--------------------------------------------------------------------------------
NET ASSETS ..................................................     $3,821,474
                                                              ==============

SHARES OUTSTANDING ..........................................        362,333
                                                              ==============

NET ASSET VALUE PER SHARE ...................................         $10.55
                                                              ==============

================================================================================
NET ASSETS CONSISTED OF THE FOLLOWING AT MARCH 31, 1998:
  Paid-in capital ...........................................     $3,714,540
  Undistributed net investment loss..........................         (3,040)
  Undistributed net realized loss ...........................        (50,944)
  Undistributed net realized foreign exchange loss ..........        (12,152)
  Unrealized foreign exchange gain ..........................          1,267
  Unrealized appreciation of investments ....................        171,803
                                                              --------------
       NET ASSETS ...........................................     $3,821,474
                                                              ==============
================================================================================

Notes to Financial Statements are an integral part of this Statement.

--------------------------------------------------------------------------------
                    DRIEHAUS EMERGING MARKETS GROWTH FUND
                           Statement of Operations
    For the period December 31, 1997 (commencement of operations) through
                                March 31, 1998
                                 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME (LOSS):
  Income:
    Dividends (net of non-reclaimable foreign taxes of $0).............        $4,664
    Interest ..........................................................         6,612
                                                                       --------------
-------------------------------------------------------------------------------------
      Total income ....................................................        11,276
                                                                       --------------
-------------------------------------------------------------------------------------
  Expenses:
    Investment advisory fee ...........................................         7,808
    Administration fee ................................................        28,500
    Professional fees .................................................         6,609
    Federal and state registration fees ...............................         1,042
    Custodian fee .....................................................        10,599
    Transfer agent fees ...............................................         9,008
    Trustees' fees ....................................................         1,200
    Amortization of organization costs ................................         1,467
    Miscellaneous .....................................................         2,115
-------------------------------------------------------------------------------------
      Total expenses before fees waived and reimbursements.............        68,348
                                                                       --------------

      Administration fees waived ......................................       (27,771)
      Transfer agent fees waived ......................................        (7,800)
      Expense reimbursement from adviser...............................       (18,461)
                                                                       --------------
      Total expenses net of fees waived and reimbursements.............        14,316
                                                                       --------------
-------------------------------------------------------------------------------------
        Net investment loss............................................        (3,040)
                                                                       --------------
-------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

    Net realized loss from security transactions ......................       (50,944)
    Net realized foreign exchange loss ................................       (12,152)
    Net change in unrealized foreign exchange gain.....................         1,267
    Net change in unrealized appreciation of investments ..............       171,803
                                                                       --------------
-------------------------------------------------------------------------------------
        Net realized and unrealized gain on investments ...............       109,974
                                                                       --------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................      $106,934
                                                                       ===============
======================================================================================


Notes to Financial Statements are an integral part of this Statement.

--------------------------------------------------------------------------------
                    DRIEHAUS EMERGING MARKETS GROWTH FUND
                      Statement of Changes in Net Assets
        For the period December 31, 1997 (commencement of operations)
                            through March 31, 1998
                                 (Unaudited)
--------------------------------------------------------------------------------

INCREASE IN NET ASSETS:
  Operations:
    Net investment loss ...................................      $ (3,040)

    Net realized and unrealized gain on investments .......       109,974
                                                           --------------
       Net increase in net assets resulting from operations       106,934
                                                           --------------

--------------------------------------------------------------------------------

  Capital share transactions:
    Net increase in net assets derived
      from capital share transactions* ....................     3,714,540
                                                           --------------

      Total increase in net assets ........................     3,821,474
                                                           --------------

--------------------------------------------------------------------------------

NET ASSETS:
--------------------------------------------------------------------------------

  Beginning of period .....................................             0
                                                           --------------

  End of period ...........................................    $3,821,474
                                                           ==============
================================================================================
*Capital share transactions are as follows:
                                         Shares                  Value
                                        -------                ----------
For the period ended March 31, 1998
Shares purchased .......................362,333                $3,714,540
Shares reinvested ......................     --                        --
Shares redeemed ........................     --                        --
                                        -------                ----------
     Net increase from capital share
      transactions......................362,333                $3,714,540
                                        =======                ==========


================================================================================

Notes to Financial Statements are an integral part of this Statement.

--------------------------------------------------------------------------------
                    DRIEHAUS EMERGING MARKETS GROWTH FUND
                             Financial Highlights
        For the period December 31, 1997 (commencement of operations)
                            through March 31, 1998
                                 (Unaudited)
--------------------------------------------------------------------------------
The Table below sets forth financial data for a share of capital stock outstanding throughout the period presented.

Net asset value, beginning of period ................... $10.00

      INCOME FROM INVESTMENT OPERATIONS:
      Net investment loss ..............................$ (0.01)
      Net gains on securities (both realized and
        unrealized)                                        0.56
                                                        -------
         Total from investment operations ..............   0.55
                                                        -------

      LESS DISTRIBUTIONS:
      Dividends from net investment income .............   0.00
      Distributions from capital gains .................   0.00
                                                        -------
        Total distributions ............................   0.00
                                                        -------

Net asset value, end of period ......................... $10.55
                                                        =======

Total Return ...........................................   5.50 % **
RATIOS/SUPPLEMENTAL DATA
      Net assets, end of period (in 000's) ............. $3,821
      Ratio of expenses to average net assets ..........   2.75 % * +
      Ratio of net investment loss to average net assets  (0.58)% *
      Portfolio turnover ...............................  86.37 % **
      Annualized portfolio turnover .................... 350.28 % *
--------------------------------------------------------------------------------
      * Annualized
    ** Not Annualized
    + Such ratios are after administrative agent and transfer agent waivers and Adviser expense reimbursements. PFPC Inc., the administrative agent and transfer agent waived a portion of its fees. The Adviser agreed to reduce its fee and absorb other operating expenses to the extent necessary to ensure that the total fund operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses) will not exceed 2.75% of the net assets of the Driehaus Emerging Markets Growth Fund for the first twelve months of its operations.


Average commission rate paid per share on stock transactions for the period ended March 31, 1998 was $0.003. Foreign commissions are usually lower than U.S. commissions when expressed as cents per share due to the lower per share price of many non-U.S. securities.

Notes to Financial Statements are an integral part of this Schedule.

                    DRIEHAUS ASIA PACIFIC GROWTH FUND AND
                    DRIEHAUS EMERGING MARKETS GROWTH FUND
                        NOTES TO FINANCIAL STATEMENTS
FOR THE PERIOD DECEMBER 31, 1997 (COMMENCEMENT OF OPERATIONS) THROUGH MARCH 31, 1998
                                 (UNAUDITED)


A. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

   The Driehaus Asia Pacific Growth Fund and the Driehaus Emerging Markets Growth Fund (collectively, the "Funds") are each a series of the Driehaus Mutual Funds (the "Trust"), a registered management investment company. The Trust is a Delaware business trust organized under an Agreement and Declaration of Trust dated May 31, 1996 and may issue an unlimited number of full and fractional units of beneficial interest (shares) without par value. The Funds commenced operations and were initially offered on December 31, 1997. The Funds are self-distributed.

   The investment objective of the Driehaus Asia Pacific Growth Fund is to maximize capital appreciation by investing primarily in equity securities of companies in the Asia Pacific region using the growth style investment criteria.

   The investment objective of the Driehaus Emerging Markets Growth Fund is to maximize capital appreciation by investing primarily in the equity securities of companies in emerging markets around the world using the growth style investment criteria.

SECURITIES VALUATION AND TRANSACTIONS

   Depending upon local convention or regulation, equity securities may be valued at the last sale price, last bid or asked price, or the mean between the last bid and asked prices as of, in each case, the close of the appropriate exchange or other designated time. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.

   Securities transactions are accounted for on trade date. The cost of investments sold is determined by the use of specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis. Dividend income, net of non-reclaimable foreign taxes withheld, is recorded on the ex-dividend date.

   The Funds determine income and expenses, daily. This change in net asset value is allocated daily.

FEDERAL INCOME TAXES

   No provision is made for Federal income taxes as it is each Fund's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to make all the required distributions to its shareholders in amounts sufficient to relieve the Funds from all or substantially all Federal income and excise taxes.

FOREIGN CURRENCY TRANSLATION

   Foreign currency is translated into U.S. dollar values based upon the current rates of exchange on the date of the Funds' valuations.

                    DRIEHAUS ASIA PACIFIC GROWTH FUND AND
                    DRIEHAUS EMERGING MARKETS GROWTH FUND
                 NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
FOR THE PERIOD DECEMBER 31, 1997 (COMMENCEMENT OF OPERATIONS) THROUGH MARCH 31, 1998
                                 (UNAUDITED)

   Net realized foreign exchange gains or losses which are reported by the Funds result from currency gains and losses on transaction hedges arising from changes in exchange rates between the trade and settlement dates on forward contracts underlying securities transactions and the difference between the amounts accrued for dividends, interest, and reclaimable foreign withholding taxes and the amounts actually received or paid in U.S. dollars for these items. Net unrealized foreign exchange gains and losses result from changes in the U.S. dollar value of assets and liabilities, (other than investments in securities) which are denominated in foreign currencies, as a result of changes in exchange rates.

   Net realized foreign exchange gains or losses on portfolio hedges result from the non-speculative use of forward contracts with respect to portfolio positions denominated or quoted in a particular currency in order to reduce or limit exposure in that currency. The Funds had no open portfolio hedges at March 31, 1998.

   The Funds do not isolate that portion of the results of operations which results from fluctuations in foreign exchange rates on investments held. These fluctuations are included with the net realized and unrealized gains or losses which result from changes in the market prices of investments.

DEFERRED ORGANIZATION COSTS

   Organization costs incurred by the Funds have been deferred and are amortized over a period of 60 months from the date the Fund commenced operations.

USE OF ESTIMATES

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of net increases or decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

B. INVESTMENT ADVISORY FEES, ADMINISTRATIVE FEES AND TRANSACTIONS WITH
AFFILIATES

   Richard H. Driehaus, the Chairman and President of the Trust, is also the Chairman of the Board, Chief Executive Officer, director, and sole shareholder of Driehaus Capital Management, Inc., a registered investment adviser, and of Driehaus Securities Corporation, a registered broker-dealer.

   Driehaus Capital Management, Inc. ("DCM") serves as the Funds' investment adviser. In return for its services to the Funds, DCM receives a monthly fee, computed and accrued daily at an annual rate of 1.5% of average net assets. The amount accrued to DCM during the period from December 31, 1997 to March 31, 1998 for The Driehaus Asia Pacific Growth Fund is $5,852, of which $3,244 is included in Payable to affiliates. The amount accrued to DCM during the period December 31, 1997 to March 31, 1998 for the Driehaus Emerging Markets Growth Fund is $7,808, of which $3,694 is included in Payable to affiliates. DCM agreed to reduce its fee and absorb other operating expenses of the Funds to the extent necessary to ensure that the total Fund operating expense (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses)

                    DRIEHAUS ASIA PACIFIC GROWTH FUND AND
                    DRIEHAUS EMERGING MARKETS GROWTH FUND
                 NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
FOR THE PERIOD DECEMBER 31, 1997 (COMMENCEMENT OF OPERATIONS) THROUGH MARCH 31, 1998
                                 (UNAUDITED)

will not exceed 2.95% of the average net assets of the Driehaus Asia Pacific Growth Fund and 2.75% of the average net assets of the Driehaus Emerging Markets Growth Fund on an annual basis for the first twelve months of the Funds' operations after the effective date of the Funds' registration statement. As of March 31, 1998, DCM absorbed $21,542 and $18,461 of expenses for the Driehaus Asia Pacific Growth Fund and the Driehaus Emerging Markets Growth Fund, respectively.

   DCM advanced certain organization costs to the Fund. As of March 31, 1998, $29,260 and $29,319 of organization costs advanced are included in payable to affiliates for the Driehaus Asia Pacific Growth Fund and the Driehaus Emerging Markets Growth Fund, respectively.

   For the period ended March 31, 1998, Driehaus Asia Pacific Growth Fund and Driehaus Emerging Markets Growth Fund paid $30,459 and $23,389, respectively, in total commissions to all brokers. Driehaus Securities Corporation ("DSC") acts as a broker for the Funds on certain domestically traded securities. During the period, DSC traded 19,088 and 82,994 shares for the Driehaus Asia Pacific Growth Fund and the Driehaus Emerging Markets Growth Fund, respectively, and received $1,527 and $6,640, respectively, in commissions. A portion of these commissions are, in turn, paid by DSC to third parties for clearing and floor brokerage services.

   Certain officers of the Trust are also officers of the Adviser. No such officers received compensation from the Fund.

   PFPC Inc., a wholly owned, indirect subsidiary of PNC Bank, serves as the Funds' administrative and accounting agent. PFPC has agreed to waive its minimum fees during the first two years of the Funds' operations. For the period ended March 31, 1998, $27,711 and $27,771 of these fees have been waived by PFPC Inc. for the Driehaus Asia Pacific Growth Fund and the Driehaus Emerging Markets Growth Fund, respectively.

   PFPC Inc. also acts as the transfer agent and dividend disbursing agent for both Funds. PFPC Inc. has agreed to waive a portion of its monthly base fee for transfer agency service for the first two years of the Funds. For the period ended March 31, 1998, $7,800 and $7,800 of these fees have been waived by PFPC Inc. for the Driehaus Asia Pacific Growth Fund and the Driehaus Emerging Markets Growth Fund, respectively.

C. INVESTMENT TRANSACTIONS

   The aggregate purchases, and sales of investment securities, other than short-term obligations, for the period December 31, 1997 through March 31, 1998, were as follows:


     Driehaus Asia Pacific Growth Fund    Driehaus Emerging Markets Growth Fund
     ---------------------------------    -------------------------------------
   Purchases          $4,041,095                      $4,909,639
   Sales              $  973,598                      $1,388,028


                    DRIEHAUS ASIA PACIFIC GROWTH FUND AND
                    DRIEHAUS EMERGING MARKETS GROWTH FUND
                 NOTES TO FINANCIAL STATEMENTS- (CONTINUED)
FOR THE PERIOD DECEMBER 31, 1997 (COMMENCEMENT OF OPERATIONS) THROUGH MARCH 31, 1998
                                 (UNAUDITED)


D. RESTRICTED SECURITIES

   The Fund may purchase securities that have been privately placed but that are eligible for purchase and sale under rule 144A under the Securities and Exchange Act of 1933. At March 31, 1998, there were no such securities in the Funds' portfolio.

E. OFF BALANCE SHEET RISKS

   The Funds' investments in foreign securities may entail risks due to the potential for political and economic instability in the countries where the issuers of these securities are located. In addition, foreign exchange fluctuations could affect the value of positions held. These risks are generally intensified in emerging markets. It is the adviser's policy to continuously monitor its exposure to these risks.